Debt Instruments - Breakdown by type of instrument (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instruments
Financial assets	€ 184,596	€ 191,124	€ 199,351
Debt instruments
Debt Instruments
Financial assets	184,596	191,124	199,351
Private fixed income
Debt Instruments
Financial assets	35,108	40,677	40,741
Private fixed income | Floating interest rate
Debt Instruments
Financial assets	10,348	13,721	13,756
Private fixed income | Fixed interest rate
Debt Instruments
Financial assets	16,739	14,209	18,535
Securitized mortgage bonds | Private fixed income
Debt Instruments
Financial assets	1,633	2,942	2,458
Other asset back bonds | Private fixed income
Debt Instruments
Financial assets	€ 6,388	€ 9,805	€ 5,992